INVESTMENT IN A JOINT VENTURE AND JOINT OPERATION	12 Months Ended
Dec. 31, 2022
Disclosure of joint ventures [abstract]
INVESTMENT IN A JOINT VENTURE AND JOINT OPERATION
NOTE 10 - INVESTMENT IN A JOINT VENTURE AND JOINT OPERATION

A.	JOINT VENTURE

NPI has been included in the consolidated financial statements using the equity method (see Note 1).

	As of December 31,
	2022	2021
	U.S. dollars (in thousands)

Current assets	25,812	23,303
Non-current assets	1,278	1,501
Current liabilities	(26,644)	(24,075)
Non-current liabilities	(2,132)	(2,839)
Net assets (liabilities) (100%)	(1,686)	(2,110)
Net assets (liabilities) (50%)	(843)	(1,055)
Adjustments	304	225
Company share of Joint Venture net liabilities	(539)	(830)

Summarized financial information:

	For the year ended December 31,
	2022	2021	2020
	U.S. dollars (in thousands)

Revenues	84,533	64,032	18,032
Distribution expenses	49,093	44,970	16,116
Selling, general and marketing expenses	1,044	993	776
Depreciation	340	385	405
Net and total profit (100%)	34,056	17,684	735
Net and total profit (50%)	17,028	8,842	367
Adjustments	4,557	3,604	1,026
Share in profits of NPI	21,585	12,446	1,393
Distribution from NPI	21,294	12,251	3,021

In addition to the above, with respect to the development services provided to NPI by the Company, in 2022, 2021 and 2020, the Company recorded revenues totalling to $5.7 million, $7.6 million and $4.4 million, respectively. The adjustments mostly represent royalty commissions earned by NPI on games developed and provided by the Group, whereby the Group's share of the underlying results is higher than 50%.

As of December 31, 2022 and 2021, the restricted deposits outstanding amounts of $4.1 and $3.8 million, respectively held by Pollard on behalf of NPI to secure performance and facilities bonds with respect to NPI’s prospective and existing contracts.

The outstanding amount due from NPI was $3.1 million and $2.4 million as of December 31, 2022 and 2021, respectively.

B.	MICHIGAN JOINT OPERATION

The Michigan Joint Operation has been included in the consolidated financial statements as a share of Company's interest in assets held jointly, and its share of revenues and expenses (see Note 1).

Below are the Michigan Joint Operation’s revenues and operating expenses, 50% of which represent the Company’s interest and were included in the Company’s statement of comprehensive income (loss):

	For the year ended December 31,
	2022	2021	2020
	U.S. dollars (in thousands)

Revenues (100%)	40,606	42,491	49,779
Total operating expenses (100%)	(24,342)	(26,047)	(22,021)

In addition to the above-stated revenues, with respect to the development services provided to the Michigan Joint Operation by the Company, in 2022, 2021 and 2020, the Company recorded revenues totaling $1.4 million, $1.4 million each year. Further, the Company recorded additional royalty revenues with respect to games development efforts invested to enhance the Michigan Joint Operation’s games portfolio during 2022, 2021 and 2020, totaling $1.5 million, $1.6 million and $1.9 million, respectively, which were also eliminated from Company's share in Michigan Joint Operation’s total operating expenses as stated in the above table.

As of December 31, 2022, and 2021, Company's share interest in Joint Operator's assets was $489 thousand and $667 thousand, respectively, and mostly comprised of property and equipment, net.

The outstanding amount due from with the Joint Operation was $1.3 million as of December 31, 2022 and 2021.